Financing receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Financing receivables
Significant purchases of corporate loans		¥ 11,030	¥ 62,309	¥ 36,658
Significant sales of corporate loans	8,636		8,636
Nonaccrual status loan	¥ 6,330		¥ 6,330		¥ 6,022